Long-Term Prepaid Expenses (Details) - Schedule of Long-Term Prepaid Expenses - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Schedule of Long-Term Prepaid Expenses [Abstract]
Prepaid expenses for public infrastructure	$ 7,592,929	$ 7,963,659
Less: accumulated amortization	(281,220)	(206,466)
Long-term prepaid expenses	$ 7,311,709	$ 7,757,193